Taxes Payable	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes Payable
14.
Taxes Payable

Taxes payable consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Individual income tax withholding	$196	$1,332
VAT payable	626	742
Other taxes payable	46	78
Corporate income taxes payable	38	58
Taxes payable	$906	$2,210